SEC. File Nos. 333-176635

811-22605

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 6

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 9

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Registrant’s telephone number, including area code:

(949) 975-5000

COURTNEY R. TAYLOR, Secretary

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071-1406

(name and address of agent for service)

Copy to:

Michael Glazer
Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 23rd day of January, 2015.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By: /s/ John S. Armour

(John S. Armour, President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on January 23, 2015, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ John S. Armour (John S. Armour)	President

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Richard G. Newman*	Trustee
	Paul F. Roye*	Chairman of the Board
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 3rd day of October, 2014.

(City, State)

/s/ Richard G. Capen, Jr.

Richard G. Capen, Jr., Trustee

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 3rd day of October, 2014.

(City, State)

/s/ H. Frederick Christie

H. Frederick Christie, Trustee

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Monica, CA, this 8th day of October, 2014.

(City, State)

/s/ Richard G. Newman

Richard G. Newman, Trustee

POWER OF ATTORNEY

I, Paul F. Roye, the undersigned trustee of the following registered investment companies (collectively, the “Funds”):

Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)

Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks Susan K. Countess

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of October, 2014.

(City, State)

/s/ Paul F. Roye

Paul F. Roye, Trustee

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase